Concentrations	12 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS

Note 6 CONCENTRATIONS

Concentration risk of customers

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended September 30,
	2023		%	2022	%	2021		%
Company A	$	*	*	$1,759,451	84.37	$	*	*
Company B		*	*	*	*		1,683,076	60.28
Company C		*	*	*	*		419,554	15.03
Company E		*	*	*	*		513,344	18.39
Company F		51,071	14.65	*	*		*	*
Company N		76,338	21.90	*	*		*	*
Company P		221,119	63.45	*	*		*	*
		$348,528	100.00	$1,759,451	84.37		$2,615,974	93.70

*	represents the % is below 10% which is not presented.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total net accounts receivable:

	As of September 30,
	2023		%	2022	%
Company O	$	*	*	$170,000	60.36
Company P (1)		253,993	92.95	105,000	37.28
		$253,993	92.95	$275,000	97.64

(1)	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. By the release date of the financial statements, 2023, $256,000 was received by the Group.

*	represents the % is below 10% which is not presented.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, contract assets, note receivables, amounts due from related parties and prepaid expenses and other assets. The Group deposits its cash and cash equivalents in the reputable financial institutions.

Prior to October 1, 2022, the Group regularly reviewed the creditworthiness of its customers, and established an allowance for credit losses primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Accounts receivable and other financial assets balances were written off after all collection efforts have been exhausted.

The Group has adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost.

The Group’s accounts receivables, contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties (collectively referred as “receivable items”) are within the scope of ASC Topic 326.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables are assessed on an individual basis for customers with low risk, medium risk, high risk and default. For each pool, the Group consider historical settlement pattern, past default experience of the debtor, overall economic environment in which the debtors operate, and also the assessment of both current and future development of environment as of the date when this report issued. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers, and industry specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. Such allowance of estimated credit losses will be recorded in selling, general and administrative expenses in the consolidated statement of comprehensive (loss) income.

Balances of the allowance for credit losses for the receivable items by each risk category are as follows:

As of September 30, 2023
Balances of items with low risk	$98,008
Balances of items with default risk	2,063,017
Total	$2,161,025

The balance of items with default risk includes the full allowance for credit losses of $85,000 provided for the balance of account receivable Company O, full allowance for credit losses of $445,646 provided for the fund advance payment, and full allowance for credit losses of $1,532,371 provided for the prepaid deposit for acquisition. Please refer to Note 5 for details.

Movement of the allowance for credit losses for accounts receivable is as follows:

	As of September 30,
	2023	2022
Balance at beginning of the year	$—	$582,478
Current year addition	87,160	19,379
Written-off as uncollectible	—	(601,857)
Balance at end of the year	$87,160	$—

Movement of the allowance for credit losses for contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties is as follows:

	As of September 30,
	2023	2022
Balance at beginning of the year	$1,525,165	$1,540,832
Current year addition	541,494	—
Changes due to foreign exchange	7,206	(15,667)
Balance at end of the year	$2,073,865	$1,525,165

The carrying amounts of receivable items are reduced by an allowance to reflect the expected credit losses.

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	Total
Referral fees	2,675	—	—	2,675
Advisory service fees	275,000	—	—	275,000
Management fees	3,957	—	—	3,957

Balance as of 9/30/2022	$281,632	$—	$—	$281,632
Referral fees	11,112	—	—	11,112
Advisory service fees(1)	11,000	105,000	225,000	341,000
Management fees	8,305	—	—	8,305
Balance as of 9/30/2023	$30,417	$105,000	$225,000	$360,417

(1)	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group by the release date of the financial statements.

The aging of prepaid expenses and other assets before allowance for current expected credit losses is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	over 1 year	Total
Fund advance payment(1)	—	38,191	—	407,455	445,646
Prepaid deposit for acquisition	—	—	—	1,532,371	1,532,371
Rental deposit	69,746	—	—	—	69,746
Prepayment	38,655	—	—	—	38,655
Others	14,963	—	5,800	8,168	28,931
Balance as of 9/30/2023	$123,364	$38,191	$5,800	$1,947,994	$2,115,349

(1)	During the year ended September 30, 2023, the Group considered that several funds were closed and the collectability of the fund advance payment was low due to the current market situation, the Group had classified $38,191 and $407,455, which included in aging of 90 to 180 days and over 1 year, as default risk and provided full allowance for the credit losses.